Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Annual Return [Percent]	14.46%	3.14%	7.78%	3.87%	(5.63%)	1.88%	5.52%	(7.90%)	2.59%	7.96%
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	(0.54%)	8.84%	(1.37%)	(6.76%)	none	4.72%	(4.99%)	10.46%	4.95%	(10.09%)
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.63%	9.16%	(12.97%)	(0.22%)	7.91%	13.01%	(2.53%)	8.79%	10.43%	(3.92%)
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Annual Return [Percent]	(3.75%)	14.26%	(9.26%)	(9.52%)	1.69%	12.92%	(7.73%)	12.48%	9.89%	(13.64%)
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Annual Return [Percent]	5.40%	5.26%	1.88%	0.01%	0.52%	2.10%	1.80%	1.03%	0.61%	(0.08%)
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	8.96%	11.97%	(2.34%)	5.79%	(0.79%)	8.47%	(0.72%)	6.44%	14.17%	(5.32%)
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.78%	7.24%	1.04%	0.35%	0.65%	4.59%	0.58%	2.56%	2.09%	(1.14%)
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.39%	4.24%	(11.68%)	(0.56%)	4.97%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.81%	7.10%	(15.21%)	(1.68%)	5.99%	11.82%	(1.72%)	5.20%	4.10%
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.18%	4.56%	(6.36%)	(0.76%)	4.45%	6.07%	0.88%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.85%
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Annual Return [Percent]	2.32%
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Annual Return [Percent]	17.02%	15.83%	(10.38%)	21.16%	1.70%	12.98%	(6.60%)	10.29%
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	15.26%	(3.63%)	7.55%	20.31%
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	3.31%	16.16%	(5.81%)	8.98%	0.37%	(2.72%)	0.32%	(3.21%)	(1.00%)	(4.08%)
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.35%	21.88%	(21.13%)
WisdomTree Target Range Fund | WisdomTree Target Range Fund
Prospectus [Line Items]
Annual Return [Percent]	8.81%	12.27%	(18.99%)
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	27.89%	13.21%	(14.72%)
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	45.39%	32.64%